Common Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock	Common Stock
During the three months ended March 31, 2021, the Company issued 11,919 shares of common stock under exchange agreements to settle outstanding balances totaling approximately $1.5 million under partitioned notes. (See Note 20 ).
During the three months ended March 31, 2021, the Company issued 210,668 shares of common stock in connection with registered direct offerings at per share prices between $116.25 and $150.75, resulting in net proceeds to the Company of approximately $74.1 million after subtracting sales commissions and other offering expenses (See Note 18).
During the three months ended March 31, 2021, the Company issued 67 shares of common stock issued for cashless stock options exercised.
During the three months ended March 31, 2021, the Company issued 420,071 shares of common stock in connection with the exchange of Pre-Funded Warrants (as defined in Note 23) offered under the Securities Purchase Agreement, resulting in net proceeds of $3.7 million. See Note 18 for further details.
During the three months ended June 30, 2021, the Company issued 15,722 shares of common stock in connection with the Game Your Game acquisition with a fair value of approximately $1.4 million. (See Note 4).
During the three months ended June 30, 2021, the Company issued 4,928 shares of common stock in connection with the Visualix asset purchase with a fair value of approximately $0.4 million. (See Note 5)
During the three months ended June 30, 2021, the Company issued 117,995 shares of common stock in connection with the CXApp acquisition with a fair value of approximately $10 million. (See Note 6).
During the three months ended June 30, 2021, the Company issued 62,308 shares of common stock net of 12,292 shares withheld for employee taxes for restricted stock granted in February 2021 at a par value of $0.001 per share.
During the three months ended June 30, 2021, the Company issued 6 shares of common stock for cashless stock options exercised.
During the three months ended September 30, 2021, the Company issued 11,696 shares of common stock under an exchange agreement to settle outstanding balances totaling approximately $1.0 million under a partitioned note. (See Note 17).
During the three months ended September 30, 2021, 9,500 shares of Series 7 Convertible Preferred Stock were converted into 101,334 shares of the Company's common stock (See Note 20).
During the three months ended September 30, 2021, 4,500 shares of common stock issued in connection with unvested restricted stock grants were forfeited in connection with the departure of an employee.
During the three months ended December 31, 2021, 2,038 shares of common stock issued in connection with restricted stock grants were forfeited for employee taxes.
On January 28, 2022, the Company entered into an exchange agreement with the holder of certain existing warrants which were exercisable for an aggregate of 657,402 shares of the Company’s common stock. Pursuant to the exchange agreement, the Company agreed to issue to the warrant holder an aggregate of 184,153 shares of common stock and rights to receive an aggregate of 52,513 shares of common stock in exchange for the existing warrants (the "Warrant Exchange").
On February 19, 2022, 12,802 shares of common stock issued in connection with restricted stock grants were withheld for employee taxes.
On March 3, 2022, the Company issued 144,986 shares of common stock to the sellers of the CXApp in connection with the satisfaction of an earnout payment. (See Note 6).
During the three months ended March 31, 2022, the Company issued 57,472 shares of common stock under exchange agreements to settle outstanding balances totaling approximately $1.5 million under partitioned notes.
During the three months ended June 30, 2022, the Company issued 35,062 shares of common stock under exchange agreements to settle outstanding balances totaling approximately $0.5 million under partitioned notes. (See Note 17).
During the three months ended September 30, 2022, the Company issued 111,585 shares of common stock under exchange agreements to settle outstanding balances totaling approximately $1.3 million under partitioned notes. (See Note 17).
On October 12, 2022, the Company issued 52,513 shares of common stock in connection with the exercise of a right to shares of common stock granted as part of warrant exchange agreement entered into on January 28, 2022. (See Note 23).
On October 17, 2022, the Company issued 83,682 shares of the Company's common stock under an exchange agreement to settle outstanding balances totaling approximately $0.4 million under partitioned notes. (See Note 17).
On October 18, 2022, the Company entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 253,112 shares of the Company’s common stock and warrants to purchase up to 3,846,153 shares of common stock at a combined offering price of $5.85 per share.
During the three months ended December 31, 2022, the Company issued 930,990 shares of common stock in connection with the exercise of 930,990 pre-funded warrants at $0.001 per share.